Inventories and Cost of Sales (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories and Cost of Sales [Abstract]
Cost of inventories recognized as an expense	$ 3,701,255	$ 3,579,093	$ 498,008
Write-downs of inventory	$ 81,913	$ 72,988	$ 43,645